SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	12 Months Ended
Jun. 30, 2019
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Transportation vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Transportation vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years